Loans, financing and debentures - Relevant transactions entered into during the period (Details)	Oct. 21, 2025 BRL (R$)	Oct. 21, 2025 USD ($)	Oct. 21, 2025 CNY (¥)	Sep. 15, 2025 BRL (R$)	Sep. 10, 2025 BRL (R$)	Sep. 10, 2025 USD ($)	Jul. 21, 2025 BRL (R$)	Jul. 21, 2025 USD ($)	Jul. 03, 2025 BRL (R$)	Jul. 03, 2025 USD ($)	Apr. 24, 2025 BRL (R$)	Apr. 24, 2025 USD ($)	Mar. 10, 2025 BRL (R$)	Mar. 10, 2025 USD ($)	Dec. 31, 2025 BRL (R$)	Jun. 27, 2025 BRL (R$)	May 23, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures															R$ 91,796,352,000			R$ 90,934,144,000
Export Prepayment Agreements ("EPP") | March 2031
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities													R$ 6,951,600	$ 1,200,000,000
Export Prepayment Agreement - JP Morgan | April 2030
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities											R$ 1,418,488	$ 250,000
NCR ("Rural Credit Notes") | January 2031
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures																	R$ 3,000,000
Eco Invest - Banco do Brasil | April 2030
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures																R$ 331,278
Export Prepayment Agreement - PPE - JP Morgan | April 2030
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities											R$ 856,552	$ 151,000
Export Prepayment Agreement - MUFG Bank | July 2031
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities									R$ 542,080	$ 100,000
Export Development Canada | July 2032
Disclosure of detailed information about borrowings [line items]
Proceeds From Borrowings							R$ 1,112,500	$ 200,000
Rural Producer Note (CPR) | September 2037
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities				R$ 750,000
Loans, financing and debentures				2,000,000
Rural Producer Note (CPR) | September 2035
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities				956,745
Rural Producer Note (CPR) | September 2033
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures				R$ 293,255
Eurobond | January 2036
Disclosure of detailed information about borrowings [line items]
Proceeds From Issuance Of Debt Instruments					R$ 5,412,300	$ 1,000,000
Panda Bonds | October 2028
Disclosure of detailed information about borrowings [line items]
Proceeds From Issuance Of Debt Instruments	R$ 983,986	$ 182,734	¥ 1,300,000
Panda Bonds | October 2030
Disclosure of detailed information about borrowings [line items]
Proceeds From Issuance Of Debt Instruments	R$ 75,691	$ 14,056	¥ 100,000
CDI | Eco Invest - Banco do Brasil | April 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																101.00%
CDI | Rural Producer Note (CPR) | September 2033
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				96.50%
IPCA + | Eco Invest - Banco do Brasil | September 2035
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				7.0753%
IPCA + | Rural Producer Note (CPR) | September 2037
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				7.0968%
Fixed | NCR ("Rural Credit Notes") | January 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	13.54%
Fixed | Eurobond | January 2036
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					5.50%	5.50%
Fixed | Panda Bonds | October 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.55%	2.55%	2.55%
Fixed | Panda Bonds | October 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.90%	2.90%	2.90%
SOFR Term +1.45% | Export Prepayment Agreements ("EPP") | March 2031
Disclosure of detailed information about borrowings [line items]
Floating rate increasing annually until maturity													1.45%	1.45%
SOFR Term +1.75% | Export Prepayment Agreement - JP Morgan | April 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											1.75%	1.75%
SOFR Term +1.75% | Export Prepayment Agreement - PPE - JP Morgan | April 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											1.75%	1.75%
SOFR Term +1.75% | Export Development Canada | July 2032
Disclosure of detailed information about borrowings [line items]
Floating rate increasing annually until maturity							1.75%	1.75%
SOFR Term + 1.50% | Export Prepayment Agreement - MUFG Bank | July 2031
Disclosure of detailed information about borrowings [line items]
Floating rate increasing annually until maturity									1.50%	1.50%